Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of key management personnel remuneration

KEY MANAGEMENT PERSONNEL REMUNERATION	2020	2021	2022
	£m	£m	£m
Salaries, other short-term employee benefits and non-executive fees	6	7	7
Post-employment benefits	1	1	–
Share based remuneration*	1	8	7
Total	8	16	14

Summary of executive directors remuneration

EXECUTIVE DIRECTORS				Annual	Share based
		Salary	Benefits	incentive	remuneration*	Pension*	Total
		£’000	£’000	£’000	£’000	£’000	£’000
Total Executive Directors	2020	2,034	99	2,623	595	687	6,038
	2021	2,085	97	3,604	7,953	774	14,513
	2022	2,137	97	3,251	6,857	268	12,610

*

The figures for share based awards are calculated in accordance with the methodology set out in the UK Regulations. The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page 124 for further details. Pension is calculated in accordance with the methodology set out in the UK Regulations.

Summary of non-executive directors remuneration

NON-EXECUTIVE DIRECTORS	2020	2021	2022
	£’000	£’000	£’000
Fees and benefits	1,558	1,598	1,566